Note 53 - Related-Party Transactions - Balance Of Income Statement Arising From Transactions With Entities Of The Group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions Abstract
Financial incomes	€ 55	€ 26	€ 26
Financial costs	2	1	1
Fee And Commission Income	5	5	5
Fee And Commission Expense	€ 48	€ 49	€ 58